Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues [Abstract]
Time charter revenue (operating leases)	$ 94,930	$ 95,721
Voyage charter revenue	1,379	0
Other income	1,331	2,323
Total	$ 97,640	$ 98,044